Employee benefits plans (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset) [text block]

	06/30/2024	12/31/2023
Opening balance	833,683	691,424
Interest on actuarial liabilities	36,927	67,272
Current service cost	999	1,959
Actuarial loss – experience		57,765
Actuarial loss (gain) – financial assumptions		70,762
Benefits paid directly by entity	(26,347)	(55,499)
Closing balance	845,262	833,683